Commitments - Social projects (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) item	Dec. 31, 2023 BRL (R$) item
Commitments
Provision for costs for Social Projects	$ 1,431
Microcredit For Female Entrepreneurs (Donations)
Commitments
Provision for costs for Social Projects	260
Microcredit loans provided under the project, per person | R$		R$ 2,000
Zero Drought for Small Holder Farmers
Commitments
Provision for costs for Social Projects	$ 251
Number of rainwater capture basins to be built | item	2,000	2,000
Expense for social projects provision	$ 909
Water For All
Commitments
Provision for costs for Social Projects	770
Expense for social projects provision	842
Zero Hunger Action
Commitments
Provision for costs for Social Projects	69
Expense for social projects provision	157
Being a Child Program
Commitments
Provision for costs for Social Projects	51
Others
Commitments
Provision for costs for Social Projects	$ 30